Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Revolving credit facilities
The following table summarizes the revolving credit agreements as of December 31, 2018:

	TDS	U.S. Cellular
(Dollars in millions)
Maximum borrowing capacity	$400	$300
Letters of credit outstanding	$1	$2
Amount borrowed	$—	$—
Amount available for use	$399	$298

Financial covenants
The revolving credit agreements include the following financial covenants:

▪	Consolidated Interest Coverage Ratio may not be less than 3.00 to 1.00 as of the end of any fiscal quarter.

▪	Consolidated Leverage Ratio may not be greater than the ratios indicated as of the end of any fiscal quarter for each period specified below:

Period	Ratios

From the agreement date of May 10, 2018 through June 30, 2019	3.25 to 1.00

From July 1, 2019 and thereafter	3.00 to 1.00

Long-term debt
Long-term debt as of December 31, 2018 and 2017, was as follows:

				December 31, 2018			December 31, 2017
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discount and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
TDS Unsecured Senior Notes
6.625%	Mar 2005	Mar 2045	Mar 2010	$116	$3	$113	$116	$3	$113
6.875%	Nov 2010	Nov 2059	Nov 2015	225	7	218	225	7	218
7.000%	Mar 2011	Mar 2060	Mar 2016	300	9	291	300	9	291
5.875%	Dec 2012	Dec 2061	Dec 2017	195	7	188	195	7	188
U.S. Cellular Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$14	$530	$544	$15	$529
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
Term Loan	Jul 2015	Jan 2022		191	1	190	203	2	201
Capital lease obligations				6	—	6	5	—	5
Installment payment agreement				15	1	14	23	1	22
Other long-term notes		Through 2021		3	—	3	4	—	4
Total long-term debt				$2,512	$73	$2,439	$2,532	$75	$2,457
Long-term debt, current						$21			$20
Long-term debt, noncurrent						$2,418			$2,437